Supplement dated September 6, 2000 to the current Statement of Additional Information for the following Funds

Delaware American Government Bond Fund
Delaware American Services Fund
Delaware Balanced Fund
Delaware Blue Chip Fund
Delaware Corporate Bond Fund
Delaware Decatur Equity Income Fund
Delaware Delchester Fund
Delaware Devon Fund
Delaware Diversified Growth Fund
Delaware Diversified Value Fund

Delaware Emerging Markets Fund
Delaware Extended Duration Bond Fund
Delaware Foundation Funds Balanced Portfolio
Delaware Foundation Funds Growth Portfolio
Delaware Foundation Funds Income Portfolio
Delaware Global Bond Fund
Delaware Global Equity Fund
Delaware Growth and Income Fund
Delaware Growth Opportunities Fund
Delaware Growth Stock Fund

Delaware High-Yield Opportunities Fund
Delaware International Equity Fund
Delaware International Small Cap Fund
Delaware Large Cap Growth Fund
Delaware Limited-Term Government Fund
Delaware Mid-Cap Value Fund
Delaware New Pacific Fund
Delaware Overseas Equity Fund
Delaware REIT Fund
Delaware Research Fund

Delaware Retirement Income Fund
Delaware S&P 500 Index Fund
Delaware Select Growth Fund
Delaware Small Cap Contrarian Fund
Delaware Small Cap Value Fund
Delaware Social Awareness Fund
Delaware Strategic Income Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Government Securities Fund
Delaware U.S. Growth Fund

The following amends the section of the Statement of Additional Information entitled Buying Class A Shares at Net Asset Value under Purchasing Shares:

Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided Retirement Financial Services, Inc. either is the sponser of the alliance program or has a product participation agreement with the sponsor of the alliance program.

The last paragraph in the section in the Statement of Additional Information entitled Group Investment Plans under Purchasing Shares is amended and supplemented as follows:

The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that, Retirement Financial Services, Inc. either is the sponser of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

The section in the Statement of Additional Information entitled Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange is supplemented with the addition of clause (x) as follows:

The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: . . . (x) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that, Retirement Financial Services, Inc. either is the sponser of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.